                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Pascal Schmucki
                                       ------------------------------
                                       Schaffhausen, Switzerland,
                                       November 9, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           13
Form 13F Information Table Value Total:     $860,254
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.

                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

                                                                                                       COLUMN 8
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7 ---------------------
          --------           -------- --------- -------- ------------------ ---------- --------    VOTING AUTHORITY
                             TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER          CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
       --------------        -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc                  COM   00826T108   17,560 2,000,000  SH        DEFINED      1    2,000,000  NONE  NONE
Arena Pharmaceuticals Inc       COM   040047102   24,281 5,431,980  SH        DEFINED      3    5,431,980  NONE  NONE
Biogen Idec Inc                 COM   09062X103   31,919   631,800  SH        DEFINED      1      631,800  NONE  NONE
Celgene Corp                    COM   151020104  243,972 4,364,439  SH        DEFINED      2    4,364,439  NONE  NONE
Elan Corp                       ADR   284131208   10,665 1,500,000  SH        DEFINED      2    1,500,000  NONE  NONE
Genzyme Corp                    COM   372917104   17,393   306,600  SH        DEFINED      1      306,600  NONE  NONE
Gilead Sciences Inc             COM   375558103  261,087 5,614,768  SH        DEFINED      1    5,614,768  NONE  NONE
Incyte Corp                     COM   45337C102    6,393   947,166  SH        DEFINED      3      947,166  NONE  NONE
Keryx Biopharmaceuticals Inc    COM   492515101    1,876   801,811  SH        DEFINED      3      801,811  NONE  NONE
Micromet Inc                    COM   59509C105   15,512 2,329,156  SH        DEFINED      3    2,329,156  NONE  NONE
Optimer Pharmaceuticals Inc     COM   68401H104   12,016   888,099  SH        DEFINED      3      888,099  NONE  NONE
Vertex Pharmaceuticals Inc      COM   92532F100  181,340 4,784,700  SH        DEFINED      3    4,784,700  NONE  NONE
Zymogenetics Inc                COM   98985T109   36,240 6,000,000  SH        DEFINED      3    6,000,000  NONE  NONE